Restricted Net Asset Parent Only Financial Information (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Current assets:
Cash		¥ 506,642	$ 72,972	¥ 1,240,749	$ 178,705	¥ 1,069,054	¥ 1,105,478
Amounts due from related parties		1,331,558	191,784	1,110,746
Prepaid expenses and other current assets		214,248	30,858	259,393
Total current assets		6,629,713	954,877	8,403,382
Investments and loans to subsidiaries		355,192	51,158	459,721		¥ 423,301	¥ 216,276
Total assets		13,499,814	1,944,378	17,640,282
Current liabilities:
Amounts due to related parties	[1]	393,063	56,613	536,409
Other current liabilities and accrued expenses		745,229	107,335	642,350
Total current liabilities		14,101,289	2,031,007	15,660,717
Non-current liabilities:
Total liabilities		20,692,013	2,980,270	22,352,433
Shareholders’ deficit
Ordinary shares - Par value: US$0.01 Authorized shares: 1,000,000,000 Issued shares: 187,490,478 and 187,490,478 as of December 31, 2015 and 2016, respectively Outstanding shares: 181,763,770 and 181,763,770 as of December 31, 2015 and 2016, respectively		13,791	1,986	13,791
Additional paid-in capital		7,248,240	1,043,964	7,246,760
Treasury stock: 5,726,708 and 5,726,708 as of December 31, 2015 and 2016, respectively, at cost		(127,331)	(18,339)	(127,331)
Accumulated other comprehensive income		(54,651)	(7,871)	180,025
Accumulated deficit		(15,428,426)	(2,222,156)	(13,252,929)
Total shareholders’ deficit		(8,348,377)	(1,202,416)	(5,939,684)
Commitments and contingencies
Total liabilities and shareholders’ equity/deficit		13,499,814	1,944,378	17,640,282
Yingli Green Energy Parent Company [Member]
Current assets:
Cash		453	65	1,145
Amounts due from related parties		2,775,520	399,758	2,658,849
Prepaid expenses and other current assets		178,438	25,701	174,559
Total current assets		2,954,411	425,524	2,834,553
Investments and loans to subsidiaries		0	0	0
Total assets		2,954,411	425,524	2,834,553
Current liabilities:
Amounts due to related parties		3,214,114	462,929	2,952,404
Other current liabilities and accrued expenses		32,596	4,694	95,127
Total current liabilities		3,246,710	467,623	3,047,531
Non-current liabilities:
Deficit subsidiaries		8,056,078	1,160,317	5,726,706
Total liabilities		11,302,788	1,627,940	8,774,237
Shareholders’ deficit
Ordinary shares - Par value: US$0.01 Authorized shares: 1,000,000,000 Issued shares: 187,490,478 and 187,490,478 as of December 31, 2015 and 2016, respectively Outstanding shares: 181,763,770 and 181,763,770 as of December 31, 2015 and 2016, respectively		13,791	1,986	13,791
Additional paid-in capital		7,248,240	1,043,964	7,246,760
Treasury stock: 5,726,708 and 5,726,708 as of December 31, 2015 and 2016, respectively, at cost		(127,331)	(18,339)	(127,331)
Accumulated other comprehensive income		(54,651)	(7,871)	180,025
Accumulated deficit		(15,428,426)	(2,222,156)	(13,252,929)
Total shareholders’ deficit		(8,348,377)	(1,202,416)	(5,939,684)
Commitments and contingencies		0	0	0
Total liabilities and shareholders’ equity/deficit		¥ 2,954,411	$ 425,524	¥ 2,834,553

[1]	The balance as of December 31, 2015 and 2016 mainly represents the prepayments to subsidiaries of Yingli Group for the purchase of raw materials and receipt of services. The Company purchased raw materials of RMB 587,538, RMB 401,690 and RMB 204,436 (US$ 29,445) from the subsidiaries and an affiliate of Yingli Group for the years ended December 31, 2014, 2015 and 2016, respectively. The company purchased services of RMB 230,950, RMB 239,060 and RMB 235,448 (US$33,912) from the subsidiaries of Yingli Group and the Company’s affiliate for the years ended December 31, 2014, 2015 and 2016, respectively. The amount of transaction mentioned above included value-added tax.